Derivative Instruments Level 4 Derivative Collateral Arrangements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Invested Assets Suppoting Modco	$ 819,000,000	$ 798,000,000
Loss on Discontinuation of Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring	0
Security Owned and Pledged as Collateral, Fair Value	10,000,000	2,000,000
Margin Deposit Assets	165,000,000	85,000,000
Derivative Asset, Collateral, Obligation to Return Cash, Offset	188,000,000	402,000,000
Securities Received as Collateral	9,000,000	76,000,000
Collateral Pledged [Member]
Derivative [Line Items]
Security Owned and Pledged as Collateral, Fair Value	$ 214,000,000	$ 191,000,000